Segment Information	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Segment Information
Note 6—Segment Information
We are managed and operated as one business unit. No separate business areas or separate business units have been identified in relation to product candidates or geographical markets. Accordingly, we do not disclose additional information on business segments or geographical markets.